Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 5.1%
Arcellx, Inc.
(a)
....................... 6,766 $ 439,452
Arcus Biosciences, Inc.
(a)
................ 7,986 69,878
Beam Therapeutics, Inc.
(a)
............... 12,065 240,455
BioCryst Pharmaceuticals, Inc.
(a)
........... 31,364 277,571
Cargo Therapeutics, Inc.
(a)
............... 5,318 24,303
Exelixis, Inc.
(a)
....................... 46,309 1,812,997
Geron Corp.
(a)
....................... 93,682 132,092
ImmunityBio, Inc.
(a) (b)
................... 26,514 66,550
Immunome, Inc.
(a)
.................... 8,493 74,654
Incyte Corp.
(a)
....................... 31,509 1,974,354
Intellia Therapeutics, Inc.
(a)
.............. 16,609 147,322
Iovance Biotherapeutics, Inc.
(a) (b)
........... 40,992 147,161
Janux Therapeutics, Inc.
(a)
............... 7,798 258,894
Kura Oncology, Inc.
(a)
.................. 10,824 71,005
Moderna, Inc.
(a) (b)
..................... 57,086 1,629,234
Novavax, Inc.
(a) (b)
..................... 25,387 169,331
Regeneron Pharmaceuticals, Inc. .......... 17,614 10,546,559
Revolution Medicines, Inc.
(a)
.............. 25,498 1,029,609
SpringWorks Therapeutics, Inc.
(a)
.......... 10,918 505,503
Twist Bioscience Corp.
(a)
................ 9,352 358,369
Vir Biotechnology, Inc.
(a)
................ 14,551 89,052
Xencor, Inc.
(a)
....................... 10,930 120,449
20,184,794
Broadline Retail — 5.8%
Amazon.com, Inc.
(a)
................... 78,721 14,517,727
Coupang, Inc. , Class A
(a)
................ 58,709 1,372,029
eBay, Inc. .......................... 23,555 1,605,509
Etsy, Inc.
(a) (b)
........................ 5,483 238,401
MercadoLibre, Inc.
(a)
................... 2,310 5,384,263
23,117,929
Capital Markets — 0.4%
Coinbase Global, Inc. , Class A
(a)
........... 4,714 956,424
Donnelley Financial Solutions, Inc.
(a)
........ 664 32,005
MarketAxess Holdings, Inc. .............. 896 198,545
Open Lending Corp. , Class A
(a)
............ 2,779 3,446
Tradeweb Markets, Inc. , Class A ........... 2,811 388,761
Virtu Financial, Inc. , Class A .............. 1,969 77,086
1,656,267
Communications Equipment — 0.4%
Calix, Inc.
(a)
......................... 6,028 246,606
Juniper Networks, Inc. ................. 33,422 1,213,887
1,460,493
Consumer Finance — 0.2%
Enova International, Inc.
(a)
............... 601 55,166
OneMain Holdings, Inc. ................. 2,887 135,891
SoFi Technologies, Inc.
(a)
................ 25,113 314,164
Upstart Holdings, Inc.
(a)
................. 1,922 91,871
World Acceptance Corp.
(a)
............... 115 14,849
611,941
Diversified Telecommunication Services — 0.0%
IDT Corp. , Class B .................... 498 25,025
Electrical Equipment — 0.6%
AMETEK, Inc. ....................... 14,079 2,387,517
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ....................... 10,442 285,067
PAR Technology Corp.
(a)
................ 870 50,808
335,875
Security
Shares
Shares Value
Energy Equipment & Services — 0.5%
Baker Hughes Co. , Class A .............. 60,418 $ 2,138,797
Entertainment — 5.4%
Netflix, Inc.
(a)
........................ 19,120 21,638,486
Financial Services — 8.5%
Affirm Holdings, Inc. , Class A
(a)
............ 6,284 312,692
AvidXchange Holdings, Inc.
(a)
............. 3,988 32,422
Block, Inc. , Class A
(a)
.................. 13,395 783,206
Cantaloupe, Inc.
(a)
.................... 1,593 12,744
Corpay, Inc.
(a)
....................... 1,639 533,281
Euronet Worldwide, Inc.
(a)
............... 988 97,911
Fidelity National Information Services, Inc. .... 13,145 1,036,878
Fiserv, Inc.
(a)
........................ 13,756 2,538,945
Flywire Corp.
(a)
...................... 2,858 26,894
Global Payments, Inc. ................. 6,178 471,443
Jack Henry & Associates, Inc. ............ 1,765 306,104
Marqeta, Inc. , Class A
(a)
................ 10,567 44,170
Mastercard, Inc. , Class A ................ 19,922 10,918,451
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 484 15,711
Payoneer Global, Inc.
(a)
................. 5,992 42,124
PayPal Holdings, Inc.
(a)
................. 24,303 1,600,110
Repay Holdings Corp. , Class A
(a)
.......... 2,264 9,056
Shift4 Payments, Inc. , Class A
(a)
........... 1,638 133,988
Toast, Inc. , Class A
(a)
.................. 9,958 354,306
Visa, Inc. , Class A .................... 41,993 14,508,581
WEX, Inc.
(a)
......................... 960 125,155
33,904,172
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical, Inc.
(a)
................. 21,652 11,168,102
Interactive Media & Services — 8.7%
Alphabet, Inc. , Class A ................. 102,296 16,244,605
Bumble, Inc. , Class A
(a)
................. 4,485 18,927
fuboTV, Inc.
(a)
....................... 19,518 58,554
Meta Platforms, Inc. , Class A ............. 28,652 15,729,948
Nextdoor Holdings, Inc. , Class A
(a)
......... 11,697 17,194
Pinterest, Inc. , Class A
(a)
................ 35,728 904,633
Reddit, Inc. , Class A
(a)
.................. 6,347 739,870
Rumble, Inc. , Class A
(a) (b)
................ 4,528 34,956
Snap, Inc. , Class A, NVS
(a) (b)
............. 65,524 521,571
Trump Media & Technology Group Corp.
(a)
.... 6,076 149,105
Vimeo, Inc.
(a)
........................ 7,053 35,547
34,454,910
IT Services — 2.1%
(a)
Akamai Technologies, Inc. ............... 15,061 1,213,615
Couchbase, Inc. ..................... 1,966 34,680
DigitalOcean Holdings, Inc. .............. 3,038 93,874
Fastly, Inc. , Class A ................... 6,304 36,248
GoDaddy, Inc. , Class A ................. 8,515 1,603,630
MongoDB, Inc. , Class A ................ 3,523 606,555
Okta, Inc. , Class A .................... 16,477 1,848,060
Snowflake, Inc. , Class A ................ 15,034 2,397,773
Twilio, Inc. , Class A ................... 7,119 688,479
8,522,914
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a)
......... 20,766 143,078
Life Sciences Tools & Services — 0.0%
(a)(c)
OmniAb, Inc., 12.50 Earnout Shares ........ 934 —
OmniAb, Inc., 15.00 Earnout Shares ........ 934 —
—

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.0%
(a)
Proto Labs, Inc. ...................... 1,524 $ 53,584
Symbotic, Inc. , Class A
(b)
................ 2,497 53,885
107,469
Media — 0.2%
Paramount Global , Class B, NVS .......... 36,104 423,861
Sirius XM Holdings, Inc.
(b)
............... 20,463 438,317
862,178
Pharmaceuticals — 3.8%
Ligand Pharmaceuticals, Inc.
(a)
............ 3,067 336,940
Merck & Co., Inc. ..................... 173,364 14,770,613
15,107,553
Professional Services — 1.1%
Booz Allen Hamilton Holding Corp. ......... 12,848 1,542,017
Broadridge Financial Solutions, Inc. ........ 2,840 688,416
CACI International, Inc. , Class A
(a) (b)
........ 2,256 1,032,955
Science Applications International Corp. ..... 4,934 597,162
SS&C Technologies Holdings, Inc. ......... 5,173 391,079
4,251,629
Semiconductors & Semiconductor Equipment — 14.0%
Advanced Micro Devices, Inc.
(a)
........... 98,677 9,606,206
Analog Devices, Inc. ................... 30,139 5,874,694
CEVA, Inc.
(a)
........................ 1,391 36,458
Intel Corp. ......................... 263,576 5,297,878
Lattice Semiconductor Corp.
(a) (b)
........... 8,321 407,147
Microchip Technology, Inc. ............... 32,076 1,478,062
NVIDIA Corp. ....................... 125,471 13,666,301
QUALCOMM, Inc. .................... 67,900 10,080,434
Silicon Laboratories, Inc.
(a)
............... 1,965 199,958
Texas Instruments, Inc. ................. 55,710 8,916,385
55,563,523
Software — 33.4%
A10 Networks, Inc. .................... 7,323 120,683
ACI Worldwide, Inc.
(a)
.................. 2,521 134,521
Adobe, Inc.
(a)
........................ 26,815 10,055,089
Alarm.com Holdings, Inc.
(a)
.............. 4,764 255,350
Alkami Technology, Inc.
(a)
............... 1,660 44,305
ANSYS, Inc.
(a)
....................... 5,325 1,714,011
Appian Corp. , Class A
(a)
................ 1,901 59,026
Atlassian Corp. , Class A
(a)
............... 7,693 1,756,389
Autodesk, Inc.
(a)
...................... 13,106 3,594,320
AvePoint, Inc. , Class A
(a)
................ 4,966 81,194
Bentley Systems, Inc. , Class B ............ 8,440 362,836
BILL Holdings, Inc.
(a) (b)
.................. 2,403 109,505
BlackLine, Inc.
(a) (b)
.................... 1,249 58,990
Blend Labs, Inc. , Class A
(a)
.............. 5,067 16,974
C3.ai, Inc. , Class A
(a) (b)
................. 5,411 119,096
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 10,223 94,665
Check Point Software Technologies Ltd.
(a)
.... 8,684 1,906,659
Clear Secure, Inc. , Class A .............. 8,462 208,842
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 4,891 111,221
Commvault Systems, Inc.
(a)
.............. 2,116 353,647
Confluent, Inc. , Class A
(a)
............... 12,307 293,030
Crowdstrike Holdings, Inc. , Class A
(a)
........ 23,446 10,055,286
CyberArk Software Ltd.
(a)
................ 4,213 1,483,650
Dropbox, Inc. , Class A
(a)
................ 10,797 308,254
Fortinet, Inc.
(a)
....................... 64,531 6,695,737
Freshworks, Inc. , Class A
(a)
.............. 8,468 125,072
Gitlab, Inc. , Class A
(a)
.................. 5,987 279,413
Guidewire Software, Inc.
(a)
............... 2,040 417,731
HubSpot, Inc.
(a)
...................... 2,450 1,498,175
Informatica, Inc. , Class A
(a)
.............. 8,656 162,992
Intapp, Inc.
(a)
........................ 1,700 92,242
Security
Shares
Shares Value
Software (continued)
Intuit, Inc. .......................... 6,650 $ 4,172,676
Life360, Inc.
(a) (b)
...................... 3,991 171,214
Meridianlink, Inc.
(a)
.................... 679 11,482
Microsoft Corp. ...................... 40,292 15,925,816
MicroStrategy, Inc. , Class A
(a) (b)
............ 9,106 3,461,282
nCino, Inc.
(a)
........................ 2,385 55,332
NCR Voyix Corp.
(a)
.................... 3,429 29,387
Nutanix, Inc. , Class A
(a)
................. 12,353 848,651
OneSpan, Inc. ....................... 3,619 53,815
Onestream, Inc.
(a)
..................... 591 12,647
Oracle Corp. ........................ 79,869 11,239,166
Palantir Technologies, Inc. , Class A
(a)
....... 125,755 14,894,422
Palo Alto Networks, Inc.
(a) (b)
.............. 66,208 12,376,261
Pegasystems, Inc. .................... 2,117 194,933
Progress Software Corp. ................ 2,080 124,717
Q2 Holdings, Inc.
(a)
.................... 1,405 111,346
Qualys, Inc.
(a)
....................... 3,711 466,510
Quantum Computing, Inc.
(a) (b)
............. 4,563 30,755
Radware Ltd.
(a)
...................... 3,227 76,996
Rapid7, Inc.
(a)
....................... 6,197 146,373
Rubrik, Inc. , Class A
(a)
.................. 2,824 199,177
Salesforce, Inc. ...................... 45,978 12,354,748
SentinelOne, Inc. , Class A
(a)
.............. 27,893 516,021
ServiceNow, Inc.
(a)
.................... 10,119 9,663,746
Sprinklr, Inc. , Class A
(a)
................. 5,003 38,473
Tenable Holdings, Inc.
(a)
................ 12,130 370,814
Teradata Corp.
(a)
..................... 4,639 99,739
Varonis Systems, Inc.
(a)
................. 11,124 476,552
Vertex, Inc. , Class A
(a)
.................. 1,484 59,405
Workiva, Inc. , Class A
(a)
................. 1,186 89,270
Zscaler, Inc.
(a)
....................... 9,693 2,192,266
133,032,897
Specialized REITs — 2.0%
Digital Realty Trust, Inc. ................ 16,342 2,623,545
Equinix, Inc. ........................ 4,718 4,061,018
Iron Mountain, Inc. .................... 14,388 1,290,172
7,974,735
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc. ......................... 73,596 15,639,150
HP, Inc. ........................... 47,468 1,213,757
NetApp, Inc. ........................ 10,011 898,487
Pure Storage, Inc. , Class A
(a)
............. 15,340 695,822
Western Digital Corp.
(a)
................. 16,937 742,857
19,190,073
Total Long-Term Investments — 99 .9%
(Cost: $ 329,498,437 ) .............................. 397,840,357

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(f)
................... 5,050,123 $ 5,052,143
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 490,660 490,660
Total Short-Term Securities — 1 .4%
(Cost: $ 5,541,870 ) ............................... 5,542,803
Total Investments — 101 .3%
(Cost: $ 335,040,307 ) .............................. 403,383,160
Liabilities in Excess of Other Assets — (1.3) % ............. (5,014,758)
Net Assets — 100.0% ...............................
$ 398,368,402
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 7,227,979 $ — $ (2,176,750)
(a)
$ 1,019 $ (105) $ 5,052,143 5,050,123 $ 42,310
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 443,552 47,108
(a)
— — — 490,660 490,660 19,510 —
$ 1,019 $ (105) $ 5,542,803 $ 61,820 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 1 06/20/25 $ 213 $ (4,563)
Russell 2000 E-Mini Index .................................................... 2 06/20/25 197 (11,666)
$ (16,229)

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
U.S. Tech Breakthrough Multisector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 397,840,357 $ — $ — $ 397,840,357
Short-Term Securities
Money Market Funds ...................................... 5,542,803 — — 5,542,803
$ 403,383,160 $ — $ — $ 403,383,160
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (16,229) $ — $ — $ (16,229)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust